Stock Based Compensation (Detail Textuals 2) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional stock-based compensation as result of modification			$ 98,172
Performance-based stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of PSUs	10 years		10 years
Condition for early exercise of stock based performance units	Corporate valuation in excess of $400 million		excess of $400 million
Number of PSU exchanged for RSU			434,780
Share price		$ 25.74		$ 22.22
Unamortized expense	$ 532,508		$ 646,531
Period for recognition of unamortized expense	1 year 5 months 16 days		1 year 8 months 16 days
Performance-based stock units | After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%
Performance-based stock units | Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU issued in connection with PSU			391,303
Unamortized expense	$ 11,402,327		$ 12,527,573
Period for recognition of unamortized expense	1 year 5 months 1 day		1 year 6 months 11 days
Restricted stock units | After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%